19. Provision for Asset Retirement Obligation - Fuel Tanks	12 Months Ended
Dec. 31, 2017
Provision For Asset Retirement Obligation - Fuel Tanks
Provision for Asset Retirement Obligation - Fuel Tanks

The provision corresponds to the legal obligation to remove Ipiranga’s underground fuel tanks located at Ipiranga-branded service stations after a certain use period (see Note 2.m).

Changes in the provision for asset retirement obligation are as follows:

	2017	2016	2015
Initial balance	77,564	74,716	70,802
Additions (new tanks)	537	483	625
Expense with tanks removed	(15,432)	(2,785)	(3,949)
Accretion expense	2,105	5,150	7,238
Final balance	64,774	77,564	74,716

Current	4,799	4,563	5,232
Non-current	59,975	73,001	69,484